Fair Value of Financial Instruments - Continuity Schedule of Contingent Consideration Payable (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance		$ 404,617
Ending balance	$ 404,617	236,803
Contingent consideration payable | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	14,371	12,487
Additions	3,353	275
Unrealized loss from changes in fair value	(5,237)	(10,215)
Realized gain from changes in fair value		459
Payments	0	(3,006)
Ending balance	12,487	0
Contingent consideration payable | Level 3 | Thrive Cannabis
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	14,371	9,940
Additions	451	275
Unrealized loss from changes in fair value	(4,882)	(10,215)
Realized gain from changes in fair value		0
Payments		0
Ending balance	9,940	0
Contingent consideration payable | Level 3 | Bevo
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	0	2,547
Additions	2,902	0
Unrealized loss from changes in fair value	(355)	0
Realized gain from changes in fair value		459
Payments	0	(3,006)
Ending balance	$ 2,547	$ 0